Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Payables and Accruals [Abstract]
Deposit		$ 30,525
Salary and other payables	274,934	234,159
Total	$ 274,934	$ 264,684